Statements of Cash Flows	12 Months Ended		46 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)
Cash Flows From Operating Activities
Net (loss) for the period	$ (69,076)	$ (225,211)	$ (350,044)
Adjustments to reconcile net (loss) to net cash
Shares issued for services	0	0	100,000
Bad Debt Expense	0	150,000	150,000
Changes in operating assets and liabilities
decrease in accounts receivable	(950)	0	(150,950)
decrease in accounts payable and accrued liabilities	5,454	(6,125)	10,670
decrease in tax receivable	869	(1,507)	(995)
Net cash used in operating activities	(63,703)	(82,843)	(241,319)
Cash Flows From Investing Activities
Issuance of Note Receivable	(147,330)	0	(147,330)
Net cash used in investing activities	(147,330)	0	(147,330)
Cash Flows From Financing Activities
Increase in payable to related party	30,114	2,430	91,768
Proceeds from issuance of common stock	0	0	314,049
Net cash provided by financing activities	30,114	2,430	405,817
Net increase (decrease) in cash and cash equivalents	(180,919)	(80,413)	17,168
Cash and cash equivalents, beginning of the period	198,087	278,500	0
Cash and cash equivalents, end of the period	$ 17,168	$ 198,087	$ 17,168